Jun. 09, 2016

ASHMORE FUNDS

Supplement dated October 5, 2016 to the

Ashmore Funds Prospectus,

Dated June 9, 2016 (as supplemented thereafter)

Disclosure Related to Ashmore Emerging Markets Equity Opportunities Fund

(each, a “Fund,” and together, the “Funds”)

The purpose of this Supplement is to provide you with information regarding certain changes to the Funds. Effective October 5, 2016, the following changes will take place:

•	Ashmore Equities Investment Management (US) LLC (“AEIM”) will no longer serve as subadviser to Ashmore Emerging Markets Equity Opportunities Fund and Ashmore Investment Advisors Limited (“AIAL” or the “Investment Manager”), Ashmore Emerging Markets Equity Opportunities Fund’s current investment manager, will assume responsibility for day-to-day management of the fund’s portfolio and making related asset allocation decisions.

•	AIAL will have the flexibility to utilize a more active asset allocation approach than has been followed by AEIM in allocating Ashmore Emerging Markets Equity Opportunities Fund’s assets among the Underlying Equity Funds (as defined below) and individual securities, derivatives and other investments based on AIAL’s assessment of then-existing market conditions, its investment outlook and other factors.

Prospectus Changes

1. Principal Investment Strategies. The sub-section entitled “Principal Investment Strategies” in the section “Summary Information about the Funds — Ashmore Emerging Markets Equity Opportunities Fund” is hereby deleted in its entirety and replaced with the following, and corresponding changes are hereby made to the sub-section entitled “Principal Investment Strategies” in the section “Principal Investments and Strategies of Each Fund — Ashmore Emerging Markets Equity Opportunities Fund”:

The Fund seeks to achieve its investment objective by investing principally in Institutional Class shares of other series of Ashmore Funds that invest principally in equity securities and equity-related investments (the “Underlying Equity Funds”). The Fund has the flexibility to allocate and reallocate its assets among the Underlying Equity Funds or individual securities, derivatives and other investments as the Investment Manager sees fit based on the factors it deems appropriate in order to pursue the Fund’s investment objective and based on its assessment of then-existing market conditions, its investment outlook and other factors.

Please see the description of each of the Underlying Equity Funds in the section of this Prospectus entitled “PRINCIPAL INVESTMENTS AND STRATEGIES OF EACH FUND” for additional information on the investment strategies of each of the Underlying Equity Funds.

In addition to its investments in the Underlying Equity Funds, the Fund may invest directly in the securities of other issuers, derivatives and other investments. The Fund expects to operate as a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. In addition to investing in the current Underlying Equity Funds, at the discretion of the Investment Manager and without shareholder approval, the Fund may invest in additional Underlying Equity Funds created in the future.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities.

The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

An Emerging Market Issuer is an issuer that is located in an Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle- income, or upper-middle-income economy by the World Bank, and all countries represented in any widely- recognized index of emerging market securities.

A Frontier Market Issuer is an issuer that is located in a Frontier Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Frontier Market Countries or that has at least 50% of its assets in one or more Frontier Market Countries. Frontier Market Countries currently include (but are not limited to) the following countries:

Europe: Albania, Armenia, Belarus, Bosnia and Herzegovina, Bulgaria, Czech Republic, Croatia, Cyprus, Estonia, Georgia, Guernsey, Iceland, Isle of Man, Hungary, Latvia, Liechtenstein, Lithuania, Luxembourg, Macedonia, Malta, Montenegro, Poland, Romania, Serbia, Slovakia, Slovenia and Ukraine.

Africa: Algeria, Angola, Botswana, Burkina Faso, Cameroon, Cape Verde, Cote d’Ivoire, Democratic Republic of the Congo, Ethiopia, Ghana, Guinea-Bissau, Kenya, Lesotho, Liberia, Libya, Madagascar, Malawi, Mali, Mauritius, Mozambique, Morocco, Namibia, Niger, Nigeria, Republic of the Congo, Rwanda, Senegal, Sierra Leone, Somalia, South Sudan, Sudan, Swaziland, Tanzania, Tunisia, Uganda, Zambia and Zimbabwe

Middle East: Afghanistan, Bahrain, Egypt, Iraq, Jordan, Kuwait, Lebanon, Oman, Qatar, Saudi Arabia, Syria, United Arab Emirates and Yemen

Asia: Azerbaijan, Bangladesh, Cambodia, Kazakhstan, Kyrgyzstan, Indonesia, Laos, Macau, Marshall Islands, Mongolia, Nepal, Pakistan, Papua New Guinea, Philippines, Sri Lanka, Tajikistan, Turkmenistan, Tuvalu, Uzbekistan and Vietnam

Central and South America: Argentina, Barbados, Belize, Bolivia, Chile, Colombia, Costa Rica, Cuba, Dominican Republic, Ecuador, El Salvador, Guatemala, Guyana, Haiti, Honduras, Jamaica, Nicaragua, Panama, Paraguay, Peru, Puerto Rico, Trinidad & Tobago, Uruguay and Venezuela

Ashmore Emerging Markets Frontier Equity Fund may deem other countries to be Frontier Market Countries either currently or in the future if they are represented in any widely-recognized index of frontier market securities or the Investment Manager or Ashmore Equities Investment Management (US) LLC (“AEIM” or the “Subadviser”) believes they are underrepresented in the portfolios of global institutional investors because they have small economies (outside of the top 50 economies globally as measured by GDP), small markets (representing less than 0.5% of the free float-adjusted market capitalization weight of the MSCI ACWI Index), or a perception among global investors of high political risk or instability (e.g., the countries of the Middle East and much of Africa).

The Investment Manager manages the Fund principally to provide exposure through a single investment vehicle to various emerging markets equity strategies managed by the Investment Manager and the Subadviser, which are currently represented by the Underlying Equity Funds. In this regard, the Fund is designed to provide exposure to the investment approaches and strategies used for the Underlying Equity Funds, which are described elsewhere in this Prospectus.

As noted above, the Investment Manager, through its Investment Committee, makes asset allocation decisions for the Fund and may utilize an active approach to allocating and reallocating the Fund’s assets among the Underlying Equity Funds or directly in securities of other issuers, derivatives and other instruments, as it sees fit based on its investment outlook, ongoing consideration of market conditions and other factors. In making asset allocation decisions, the Investment Manager utilizes a top-down approach, taking into account macro- and micro-economic factors, supplemented by bottom-up research. Macro-economic insights are based on the Investment Manager’s economic research on Emerging Market Countries. Micro-economic insights are derived from an analysis of aggregate earnings, and country- and industry-specific factors, which include demand/supply, level of competition, regulatory environment and interest rates. Macro- and micro-economic insights are together used to identify areas within the investable universe that the Investment Manager believes exhibit attractive fundamentals. The Fund’s portfolio of Underlying Equity Funds (and perhaps other investments noted above) is constructed to represent what the Investment Manager believes to offer attractive risk-adjusted upside potential. The Fund’s active weighting among Underlying Equity Funds and perhaps other investments (and the countries, industries and sectors represented therein) reflects the Investment Manager’s top-down preferences, which may vary significantly over time.

The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in the Underlying Equity Funds or in equity securities and other equity-related investments of Emerging Market Issuers and/or Frontier Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund’s 80% investment policy. For example, futures contracts may be used to obtain investment exposure equal to a portion or all of the Fund’s cash position.